Summary of Interim Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 02, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Summary of Interim Financial Information (Unaudited)
Net sales	$ 358,115	$ 365,434	$ 312,031	$ 312,290	$ 269,259	$ 334,067	$ 321,296	$ 305,529	$ 1,347,870	$ 1,230,151	$ 1,219,471
Gross profit	141,907	148,205	127,020	122,375	98,124	137,000	125,074	118,504	539,507	478,702	509,500
Income (loss) from continuing operations	(3,746)	110	2,815	1,606	(14,025)	7,489	750	130	785	(5,656)	24,660
Loss from discontinued operations	(148)	(307)	(1,137)	(370)	(1,182)	(891)	(1,127)	(1,032)	(1,962)	(4,232)	(38,399)
Net loss attributable to noncontrolling interests	1,096	91							(1,187)
Net income (loss) attributable to common shareholders	$ (2,798)	$ (106)	$ 1,678	$ 1,236	$ (15,207)	$ 6,598	$ (377)	$ (902)	$ 10	$ (9,888)	$ (13,739)
Earnings per share-Basic
Income (loss) from continuing operations (in dollars per share)	$ (0.03)		$ 0.03	$ 0.02	$ (0.14)	$ 0.07	$ 0.01		$ 0.02	$ (0.06)	$ 0.26
Loss from discontinued operations (in dollars per share)			$ (0.01)		$ (0.01)		$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.40)
Earnings (loss) per common share attributable to common shareholders-Basic (in dollars per share)	$ (0.03)		$ 0.02	$ 0.02	$ (0.15)	$ 0.07		$ (0.01)		$ (0.10)	$ (0.14)
Earnings (loss) per common share attributable to common shareholders-Diluted
Income (loss) from continuing operations (in dollars per share)	$ (0.03)		$ 0.03	$ 0.01	$ (0.14)	$ 0.04	$ 0.01		$ 0.02	$ (0.06)	$ 0.14
Loss from discontinued operations (in dollars per share)			$ (0.01)		$ (0.01)		$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.13)
Earnings (loss) per common share attributable to common shareholders-Diluted (in dollars per share)	$ (0.03)		$ 0.02	$ 0.01	$ (0.15)	$ 0.04		$ (0.01)		$ (0.10)	$ 0.01